Note 11 - Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Federal	$ 13,580,000	$ 11,383,000	$ 10,134,000
Current State	2,084,000	1,539,000	1,411,000
Current	15,664,000	12,922,000	11,545,000
Deferred Federal	(698,000)	(2,503,000)	(335,000)
Deferred State	(234,000)	(801,000)	(143,000)
Deferred income taxes provision	(932,000)	(3,304,000)	(478,000)
Total Federal	12,882,000	8,880,000	9,799,000
Total State	1,850,000	738,000	1,268,000
Income Tax Expense (Benefit), Total	14,732,000	9,618,000	11,067,000
Current	15,664,000	12,922,000	11,545,000
Deferred	$ (932,000)	$ (3,304,000)	$ (478,000)